Deferred tax assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred tax assets.
Schedule of deferred tax assets

	As of December 31,
(in thousands of euros)	2021	2022	2023
Tax credits	—	—	225
Deferred tax assets	—	—	225